BUSINESS COMBINATIONS - Acquisition of PointSource (Details) $ in Thousands				12 Months Ended
		Feb. 28, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 01, 2017 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]			$ 144,503		$ 69,060	$ 97,300
(Increase) decrease of the contingent consideration				$ (204)
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Number of employees | employee								97
Total consideration paid net of cash and cash equivalents acquired								$ 28,629
(Increase) decrease of the contingent consideration					$ 5,506
Payment for contingent consideration		$ 1,088	$ 750

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)